Segment and Geographic Information	12 Months Ended
Apr. 29, 2011
Segment And Geographic Information [Abstract]
Segment and Geographic Information

18. Segment and Geographic Information

In December 2009, the Company consolidated its businesses into two operating groups. This structure further advances the Company's goal to capitalize on existing synergies related to customers and technologies across each business. The creation of these two operating groups did not immediately change how the Company internally managed and reported the results of these businesses in fiscal year 2010. Starting in the first quarter of fiscal year 2011, due to changes in how the Company internally manages and reports the results of these businesses, the Company began to operate under two reportable segments and two operating segments. During the first quarter of fiscal year 2011, the two operating groups were formally named the Cardiac and Vascular Group (composed of the Cardiac Rhythm Disease Management, CardioVascular, and Physio-Control businesses) and the Restorative Therapies Group (composed of the Spinal, Neuromodulation, Diabetes, and Surgical Technologies businesses). The primary products sold by the Cardiac and Vascular Group include those for cardiac rhythm disorders, cardiovascular disease, and external defibrillation. The primary products sold by the Restorative Therapies Group include those for spinal conditions and musculoskeletal trauma, neurological disorders, urological and digestive disorders, diabetes, and ear, nose, and throat conditions. Accordingly, the segment information for the prior years has been restated in accordance with authoritative guidance on segment reporting.

The Company's management evaluates performance and allocates resources based on profit and loss from operations before income taxes and interest expense, net, not including special charges, restructuring charges, certain litigation charges, net, acquisition-related items, and certain tax adjustments. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in Note 1.

Net sales of the Company's reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. Net sales and earnings before income taxes by reportable segment are as follows:

	Fiscal Year
(in millions)	2011	2010	2009
Cardiac and Vascular Group	$8,544	$8,557	$7,794
Restorative Therapies Group	7,389	7,260	6,805
Total Net Sales	$15,933	$15,817	$14,599

	Fiscal Year
(in millions)	2011	2010	2009
Cardiac and Vascular Group	$2,887	$2,935	$2,648
Restorative Therapies Group	2,085	2,024	1,823
Total Reportable Segments' Earnings Before Income Taxes	4,972	4,959	4,471
Special charges	-	-	(100)
Restructuring charges	(261)	(50)	(120)
Certain litigation charges, net	(245)	(374)	(714)
Acquisition-related items	(14)	(23)	(621)
Interest expense, net	(278)	(246)	(183)
Corporate	(451)	(297)	(293)
Total Earnings Before Income Taxes	$3,723	$3,969	$2,440

The following table presents the Company's net assets by reportable segment:

	April 29,	April 30,
(in millions)	2011	2010
Cardiac and Vascular Group	$6,774	$6,117
Restorative Therapies Group	10,539	10,638
Total Net Assets of Reportable Segments	17,313	16,755
Short-term borrowings	(1,723)	(2,575)
Long-term debt	(8,112)	(6,944)
Corporate	8,490	7,393
Total Net Assets	$15,968	$14,629

Geographic Information

Net sales to external customers by geography are as follows:
(in millions)	United States	Europe	Asia Pacific	Other Foreign	Consolidated
Fiscal Year 2011
Net sales to external customers	$9,120	$4,084	$2,114	$615	$15,933
Long-lived assets*	$2,225	$415	$158	$75	$2,873

Fiscal Year 2010
Net sales to external customers	$9,366	$4,014	$1,903	$534	$15,817
Long-lived assets*	$2,043	$393	$161	$72	$2,669

Fiscal Year 2009
Net sales to external customers	$8,987	$3,564	$1,558	$490	$14,599
Long-lived assets*	$2,036	$482	$126	$51	$2,695

* Excludes other long-term instruments, goodwill, other intangible assets, net, and long-term deferred tax assets, net, as applicable.

No single customer represented over 10 percent of the Company’s consolidated net sales in fiscal years 2011, 2010, or 2009.